[HOPPING PHOTO]
Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Funds LLC for the six-month period ending June 30, 2002.

Equity markets were highly volatile throughout this period as mixed economic data kept investors guessing about when a recovery in corporate earnings would finally materialize. The first two months of the period saw the return of at least some measure of optimism, but it proved to be premature as the broad market retraced much of its gain and investors returned to the sidelines.

Market indicators for the six-month period ending June 30, 2002, show the Dow Jones was down almost 8%; the S&P 500 was down almost 14%; and the Nasdaq was down 25%. To highlight the various subsets of the U.S. equity market, small cap stocks continue to outpace the large caps and value stocks generally fared a bit better than growth stocks.

The Federal Reserve Board is expected to keep interest rates where they are through the end of the year. Low inflation, moderate economic growth and a mixed labor market have allowed the Fed to keep its foot off the brake. However, the stock market remains concerned about corporate accounting, terrorism, and the overall economy.

Recent developments regarding improper corporate financial reporting and inappropriate or illegal behavior by corporate executives have continued to take their toll on investor confidence. Investors are understandably nervous about the long and steep decline in stock prices.

Despite all the gloom, leading market analysts continue to view the U.S. economy as most likely to enjoy a moderate recovery. We believe that corporate earnings are recovering and that most corporations have and continue to act responsibly. This market environment may not necessarily be a prudent time to rush out of an appropriate long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategies. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that the selection of Funds allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.

Respectfully,

/s/ ANDREW B. HOPPING

Andrew B. Hopping
President
JNL Series Trust
JNL Variable Funds LLC

JNL VARIABLE FUND LLC (Unaudited)
SCHEDULES OF INVESTMENTS (in thousands)
June 30, 2002

                                                        Shares         Value
--------------------------------------------------------------------------------
First Trust/JNL Communications Sector Fund
Common Stocks - 100.0%
----------------------
Media - 8.6%
   AOL Time Warner Inc. (b)                                    17     $  245
   Comcast Corp. (b)                                           12        295
                                                                         ---
                                                                         540
Semiconductors - 1.0%
   GlobespanVirata Inc. (b)                                    17         64

Telecommunications - 48.2%
   Alltel Corp.                                                 7        345
   Amdocs Ltd. (b)                                             12         92
   BellSouth Corp.                                             11        360
   Cia Telecomunicaciones de Chile SA - ADR                    25        305
   Citizens Communications Co. (b)                             35        291
   SBC Communications Inc.                                     11        346
   Telefonica SA - ADR (b)                                     12        297
   Telefonos de Mexico SA de CV - ADR                          11        348
   Telephone & Data Systems Inc.                                5        282
   Verizon Communications Inc.                                  9        363
   WorldCom Inc. - WorldCom Group (b)                          37          4
                                                                        ----
                                                                       3,033
Telecommunications Equipment - 23.3%
   Cisco Systems Inc. (b)                                      22        302
   Comverse Technology Inc. (b)                                24        225
   Corning Inc. (b)                                            47        168
   Nokia Corp. - ADR                                           20        292
   Scientific-Atlanta Inc.                                     16        270
   Tellabs Inc. (b)                                            34        210
                                                                        ----
                                                                       1,467
Wireless Telecommunications - 18.9%
   AT&T Wireless Services Inc. (b)                             33        193
   NTT DoCoMo Inc. - ADR                                       14        345
   Qualcomm Inc. (b)                                           10        273
   Sprint Corp. - PCS Group (b)                                26        118
   Vodafone Group Plc - ADR                                    19        262
                                                                        ----
                                                                       1,191
                                                                       -----

   Total Common Stocks (cost $14,597)                                  6,295
                                                                       -----
Total Investments - 100% (cost $14,597)                              $ 6,295
---------------------------------------                                =====


First Trust/JNL Energy Sector Fund
Common Stocks - 100.0%
----------------------
Mining - 4.2%
   Peabody Energy Corp.                                        13     $  373

Oil & Gas Producers - 79.2%
   Anadarko Petroleum Corp.                                     7        342
   Apache Corp.                                                 7        376
   Canadian Natural Resources Ltd.                             13        438
   ChevronTexaco Corp.                                          4        366
   Conoco Inc.                                                 13        370
   Devon Energy Corp.                                           8        391
   ENI SpA - ADR                                                5        395
   Exxon Mobil Corp.                                            9        378
   Globalsantafe Corp.                                         11        306
   Marathon Oil Corp.                                          13        350
   Nabors Industries Ltd. (b)                                   9        312
   Noble Corp (b)                                               9        346
   Petro - Canada                                              13        378
   Precision Drilling Corp. (b)                                12        420
   Royal Dutch Petroleum Co. - NYS                              7        391
   Stone Energy Corp. (b)                                       9        367
   TotalFinaElf SA - ADR                                        5        395
   Valero Energy Corp.                                          9        345
   XTO Energy Inc.                                             19        383
                                                                        ----
                                                                       7,049
Oil & Gas Services - 14.4%
   BJ Services Co. (b)                                         10        345
   Hanover Compressor Co. (b)                                  20        276
   Tidewater Inc.                                               9        300
   Weatherford International Ltd. (b)                           8        357
                                                                        ----
                                                                       1,278
Pipelines - 2.2%
   El Paso Corp.                                               10        198
                                                                       -----

   Total Common Stocks (cost $8,751)                                   8,898
                                                                       -----
Total Investments - 100% (cost $8,751)                               $ 8,898
--------------------------------------                                 =====


First Trust/JNL Financial Sector Fund
Common Stocks - 100.0%
----------------------
Banks - 27.1%
   Bank of America Corp.                                       10     $  676
   Bank of New York Co. Inc.                                   17        588
   Charter One Financial Inc.                                  20        681
   Comerica Inc.                                               10        601
   Commerce Bancshares Inc.                                    14        624
   FleetBoston Financial Corp.                                 18        567
   SunTrust Banks Inc.                                          9        628
   Wells Fargo & Co.                                           13        632
                                                                        ----
                                                                       4,997
Diversified Financial Services - 44.5%
   Capital One Financial Corp.                                 12        759
   Citigroup Inc.                                              14        549
   Eaton Vance Corp.                                           18        557
   Fannie Mae                                                   8        598
   Freddie Mac                                                 10        605
   Goldman Sachs Group Inc.                                     8        563
   Household International Inc.                                12        588
   Investment Technology Group Inc. (b)                        16        525
   Legg Mason Inc.                                             12        598
   Lehman Brothers Holdings Inc.                               10        634
   MBNA Corp.                                                  18        601
   Merrill Lynch & Co. Inc.                                    14        561
   Morgan Stanley Dean Witter & Co.                            13        546
   Raymond James Financial Inc.                                19        532
                                                                        ----
                                                                       8,216
Insurance - 24.9%
   AFLAC Inc.                                                  23        738
   Allstate Corp.                                              17        625
   AMBAC Financial Group Inc.                                  10        673
   American International Group Inc.                            9        611
   MetLife Inc.                                                20        589
   Principal Financial Group (b)                               23        714
   Radian Group Inc.                                           13        636
                                                                        ----
                                                                       4,586
Savings & Loans - 3.5%
   Washington Mutual Inc.                                      18        655
                                                                       -----

   Total Common Stocks (cost $18,087)                                 18,454
                                                                      ------
Total Investments - 100% (cost $18,087)                              $18,454
---------------------------------------                              =======


First Trust/JNL Global Target 15 Fund
Common Stocks - 97.2%
---------------------
Airlines - 7.8%
Cathay Pacific Airways Ltd.                                   789      1,209

Auto Parts & Equipment - 7.5%
   GKN Plc                                                    248      1,166

Diversified Financial Services - 6.2%
   JP Morgan Chase & Co.                                       28        958

Engineering & Construction - 6.7%
   Cheung Kong Infrastructure Holdings Ltd.                   636      1,023

Entertainment - 4.6%
   EMI Group Plc                                              186        707

Food - 6.8%
   Tate & Lyle Plc                                            194      1,038

Forest Products & Paper - 7.2%
   International Paper Co.                                     25      1,106

Manufacturing - 11.3%
   Eastman Kodak Co.                                           34        988
   Invensys Plc                                               551        748
                                                                        ----
                                                                       1,736
Oil & Gas Producers - 6.9%
   Exxon Mobil Corp.                                           26      1,062

Real Estate - 20.2%
   Hang Lung Group Ltd.                                     1,129      1,063
   Hang Lung Properties Ltd.                                  964      1,100
   Hysan Development Co. Ltd.                                 976        944
                                                                       -----
                                                                       3,107
Telecommunications - 5.2%
   SBC Communications Inc.                                     26        796

Transportation - 6.8%
   Peninsular & Oriental Steam Navigation Co.                 284      1,042
                                                                       -----
   Total Common Stocks (cost $15,387)                                 14,950
                                                                      ------

Short Term Investments - 2.8%
Money Market Funds - 2.8%
   Dreyfus Cash Management Plus, 1.89% (a)                    424        424
                                                                        ----
   Total Short Term Investments (cost $424)                              424
                                                                        ----
Total Investments - 100% (cost $15,811)                              $15,374
---------------------------------------                              =======




First Trust/JNL Leading Brands Sector Fund
Common Stocks - 100.0%
----------------------
Apparel - 12.0%
   Columbia Sportswear Co. (b)                                 11     $  360
   Jones Apparel Group Inc. (b)                                11        417
   Liz Claiborne Inc.                                          13        407
                                                                        ----
                                                                       1,184
Beverages - 8.2%
   Anheuser-Busch Cos. Inc.                                     8        418
   PepsiCo Inc.                                                 8        385
                                                                        ----
                                                                         803
Cosmetics & Personal Care - 16.7%
   Avon Products Inc.                                           8        437
   Colgate-Palmolive Co.                                        8        384
   Kimberly-Clark Corp.                                         6        402
   Procter & Gamble Co.                                         5        418
                                                                        ----
                                                                       1,641
Food - 16.7%
   Dean Foods Co. (b)                                          11        399
   H.J. Heinz Co.                                              10        404
   Hershey Foods Corp.                                          6        377
   J.M. Smucker Co.                                             -          3
   Kraft Foods Inc.                                            11        455
                                                                        ----
                                                                       1,638
Healthcare - 3.6%
   Johnson & Johnson                                            7        349

Home Furnishings - 3.7%
   Whirlpool Corp.                                              6        360

Household Products - 7.7%
   Clorox Co.                                                   9        366
   Scotts Co. - Class A (b)                                     9        395
                                                                        ----
                                                                         761
Leisure Time - 7.8%
   Carnival Corp.                                              14        378
   Harley-Davidson Inc.                                         8        388
                                                                        ----
                                                                         766
Media - 6.6%
   AOL Time Warner Inc. (b)                                    22        320
   Walt Disney Co.                                             17        328
                                                                        ----
                                                                         648
Pharmaceuticals - 7.9%
   Merck & Co. Inc.                                             7        368
   Pfizer Inc.                                                 12        405
                                                                        ----
                                                                         773
Retail - 9.1%
   Outback Steakhouse Inc. (b)                                 12        415
   Wendy's International Inc.                                  12        481
                                                                        ----
                                                                         896
                                                                       -----

   Total Common Stocks (cost $9,497)                                   9,819
                                                                       -----
Total Investments - 100% (cost $9,497)                               $ 9,819
--------------------------------------                               =======


First Trust/JNL Pharmaceutical/Healthcare Sector Fund
Common Stocks - 100.0%
----------------------
Biotechnology - 12.2%
   Amgen Inc. (b)                                              18     $  735
   Genentech Inc. (b)                                          22        753
   Genzyme Corp. - General Division (b)                        24        459
   IDEC Pharmaceuticals Corp. (b)                              18        621
                                                                        ----
                                                                       2,568
Healthcare - 36.5%
   Guidant Corp. (b)                                           24        720
   Health Management Associates Inc. (b)                       53      1,072
   HealthSouth Corp. (b)                                       60        770
   Johnson & Johnson                                           17        875
   Medtronic Inc.                                              22        948
   Stryker Corp. (b)                                           18        978
   Wellpoint Health Networks Inc. (b)                          16      1,243
   Zimmer Holdings Inc. (b)                                    31      1,111
                                                                       -----
                                                                       7,717
Pharmaceuticals - 51.3%
   Abbott Laboratories                                         19        701
   AmerisourceBergen Corp.                                     15      1,129
   Andrx Group (b)                                             23        612
   Barr Laboratories Inc. (b)                                  15        961
   Bristol-Myers Squibb Co.                                    27        682
   Cardinal Health Inc.                                        15        946
   Eli Lilly & Co.                                             13        729
   Express Scripts Inc. - Class A (b)                          24      1,190
   King Pharmaceuticals Inc. (b)                               32        705
   MedImmune Inc. (b)                                          25        669
   Merck & Co. Inc.                                            17        850
   Pfizer Inc.                                                 26        904
   Schering-Plough Corp.                                       31        758
                                                                        ----
                                                                      10,836
                                                                       -----

   Total Common Stocks (cost $25,421)                                 21,121
                                                                      ------
Total Investments - 100% (cost $25,421)                              $21,121
---------------------------------------                              =======



First Trust/JNL Target 25 Fund
Common Stocks - 98.7%
---------------------
Aerospace & Defense - 4.9%
   Raytheon Co.                                                22     $  907

Apparel - 3.9%
   V.F. Corp.                                                  19        728

Auto Parts & Equipment - 4.8%
   Cooper Tire & Rubber Co.                                    44        904

Chemicals - 7.7%
   Lubrizol Corp.                                              20        675
   PolyOne Corp.                                               68        763
                                                                        ----
                                                                       1,438
Commercial Services - 3.8%
   ServiceMaster Co.                                           51        703

Electrical Components & Equipment - 3.6%
   Emerson Electric Co.                                        12        663

Food - 11.8%
   Sara Lee Corp.                                              32        661
   Sensient Technologies Corp.                                 34        767
   Supervalu Inc.                                              32        784
                                                                        ----
                                                                       2,212
Forest Products & Paper - 3.7%
   Rayonier Inc.                                               14        694

Hand & Machine Tools - 8.0%
   Baldor Electric                                             34        865
   Snap-On Inc.                                                21        623
                                                                        ----
                                                                       1,488
Healthcare - 3.4%
   Bausch & Lomb Inc.                                          19        638

Household Products - 5.3%
   Fortune Brands Inc.                                         18        994

Lodging - 4.2%
   Starwood Hotels & Resorts Worldwide Inc.                    24        782

Machinery - 3.4%
   Briggs & Stratton Corp.                                     17        633

Manufacturing - 10.2%
   Harsco Corp.                                                21        769
   Pall Corp.                                                  29        610
   Trinity Industries                                          26        529
                                                                        ----
                                                                       1,907
Oil & Gas Producers - 7.3%
   Phillips Petroleum Co.                                      12        693
   Sunoco Inc.                                                 19        673
                                                                        ----
                                                                       1,366
Retail - 8.0%
   Longs Drug Stores Corp.                                     31        863
   May Department Stores Co.                                   19        628
                                                                        ----
                                                                       1,491
Transportation - 4.7%
   Ryder System Inc.                                           32        875
                                                                        ----
   Total Common Stocks (cost $18,085)                                 18,423
                                                                      ------

Short Term Investments - 1.3%
Money Market Funds - 1.3%
   Dreyfus Cash Management Plus, 1.89% (a)                    248        248
                                                                        ----
   Total Short Term Investments (cost $248)                              248
                                                                        ----
Total Investments - 100% (cost $18,333)                              $18,671
---------------------------------------                              =======



First Trust/JNL Target Small-Cap Fund
Common Stocks - 98.1%
---------------------
Aerospace & Defense - 2.7%
   Armor Holdings Inc. (b)                                     25     $  639

Banks - 2.9%
   Republic Bancorp. Inc.                                      46        683

Biotechnology - 1.5%
   Serologicals Corp. (b)                                      20        367

Building Materials - 5.3%
   Elcor Corp.                                                 15        422
   Florida Rock Industries Inc.                                24        852
                                                                        ----
                                                                       1,274

Commercial Services - 3.6%
   ITT Educational Services Inc. (b)                           40        863

Computers - 2.5%
   Catapult Communications Corp. (b)                           11        235
   InFocus Corp. (b)                                           32        380
                                                                        ----
                                                                         615

Electrical Components & Equipment - 1.0%
   Intermagnetics General Corp (b)                             13        253

Electronics - 3.3%
   BEI Technologies Inc.                                       12        142

   FEI Co. (b)                                                 27        659
                                                                        ----
                                                                         801

Entertainment - 4.0%
   Argosy Gaming Co. (b)                                       24        679
   Shuffle Master Inc. (b)                                     15        281
                                                                        ----
                                                                         960
Food - 4.3%
   American Italian Pasta Co. (b)                              14        734
   United Natural Foods Inc. (b)                               16        312
                                                                        ----
                                                                       1,046
Healthcare - 11.2%
   American Medical Systems Holdings Inc. (b)                  26        524
   CONMED Corp. (b)                                            21        460
   Dianon Systems Inc. (b)                                      9        487
   Gentiva Health Services Inc. (b)                            21        188
   ICU Medical Inc. (b)                                        11        332
   Mentor Corp.                                                20        716
                                                                        ----
                                                                       2,707
Household Products - 3.2%
   Fossil Inc. (b)                                             38        777

Insurance - 4.3%
   Ohio Casualty Corp.                                         50      1,035

Oil & Gas Producers - 1.5%
   Remington Oil & Gas Corp. (b)                               18        361

Pharmaceuticals - 2.9%
   Accredo Health Inc. (b)                                      6        279
   First Horizon Pharmaceutical Corp. (b)                      21        432
                                                                        ----
                                                                         711
Real Estate - 2.9%
   LNR Property Corp.                                          20        696

Retail - 10.7%
   Insight Enterprises Inc. (b)                                35        880
   PF Changs China Bistro Inc. (b)                             20        634
   Sonic Corp. (b)                                             34      1,058
                                                                       -----
                                                                       2,572
Savings & Loans - 4.2%
   Staten Island Bancorp. Inc.                                 52      1,008

Semiconductors - 6.8%
   Entegris Inc. (b)                                           58        840
   MKS Instruments Inc. (b)                                    30        610
   Nanometrics Inc. (b)                                        13        199
                                                                        ----
                                                                       1,649
Software - 9.2%
   Ascential Software Corp. (b)                               216        601
   eFunds Corp. (b)                                            43        408
   JDA Software Group Inc. (b)                                 22        612
   Take-Two Interactive Software Inc. (b)                      29        601
                                                                        ----
                                                                       2,222
Transportation - 10.1%
   Heartland Express Inc. (b)                                  41        980
   J.B. Hunt Transportation Services Inc. (b)                  30        891
   Roadway Corp.                                               16        572
                                                                        ----
                                                                       2,443
                                                                       -----

   Total Common Stocks (cost $23,892)                                 23,682
                                                                      ------

Short Term Investments - 1.9%
Money Market Funds - 1.9%
   Dreyfus Cash Management Plus, 1.89% (a)                    471        471
                                                                        ----
   Total Short Term Investments (cost $471)                              471
                                                                        ----

Total Investments - 100% (cost $24,363)                              $24,153
---------------------------------------                              =======

First Trust/JNL Technology Sector Fund
Common Stocks - 100.0%
----------------------
Computers - 32.7%
   Affiliated Computer Services Inc. - Class A (b)             15     $  688
   Dell Computer Corp. (b)                                     46      1,206
   EMC Corp. (b)                                               68        513
   International Business Machines Corp.                        7        536
   Lexmark International Group Inc. (b)                        15        821
   Sun Microsystems Inc. (b)                                   78        391
   Sungard Data Systems Inc. (b)                               30        794
   Veritas Software Corp. (b)                                  20        402
                                                                        ----
                                                                       5,351
Electronics - 3.5%
   Celestica Inc. (b)                                          25        569

Internet - 12.0%
   Check Point Software Technologies Ltd. (b)                  32        436
   Symantec Corp.                                              46      1,516
                                                                       -----
                                                                       1,954
Semiconductors - 16.8%
   Applied Materials Inc. (b)                                  41        781
   Intel Corp.                                                 28        508
   Maxim Integrated Products Inc. (b)                          17        670
   Novellus Systems Inc. (b)                                   23        790
                                                                        ----
                                                                       2,749
Software - 17.5%
   Adobe Systems Inc.                                          25        714
   Microsoft Corp. (b)                                         18        976
   Oracle Corp. (b)                                            72        683
   Siebel Systems Inc. (b)                                     34        486
                                                                        ----
                                                                       2,859
Telecommunications - 1.5%
   Amdocs Ltd. (b)                                             33        248

Telecommunications Equipment - 12.4%
   Cisco Systems Inc. (b)                                      49        678
   Juniper Networks Inc. (b)                                   36        203
   Nokia Corp. - ADR                                           47        679
   Tellabs Inc. (b)                                            76        470
                                                                        ----
                                                                       2,030
                                                                       -----
Wireless Telecommunications - 3.6%
   Qualcomm Inc. (b)                                           21        581
                                                                        ----
   Total Common Stocks (cost $28,478)                                 16,341
                                                                      ------
Total Investments - 100% (cost $28,478)                              $16,341
---------------------------------------                              =======


First Trust/JNL The Dow Target 10 Fund
Common Stocks - 98.6%
---------------------
Auto Manufacturers - 11.2%
   General Motors Corp.                                       121     $6,476

Chemicals - 10.7%
   Du Pont (E.I.) de Nemours & Co.                            139      6,171


Diversified Financial Services - 9.5%
   JP Morgan Chase & Co.                                      162      5,501

Forest Products & Paper - 11.0%
   International Paper Co.                                    146      6,348

Machinery - 9.5%
   Caterpillar Inc.                                           111      5,454

Manufacturing - 9.8%
   Eastman Kodak Co.                                          195      5,674

Oil & Gas Producers - 10.6%
   Exxon Mobil Corp.                                          149      6,096

Pharmaceuticals - 8.7%
   Merck & Co. Inc.                                           100      5,041

Telecommunications - 7.9%
   SBC Communications Inc.                                    150      4,575

Tobacco - 9.7%
   Philip Morris Cos. Inc.                                    129      5,624
                                                                       -----
   Total Common Stocks (cost $61,149)                                 56,960
                                                                      ------

Short Term Investments - 1.4%
Money Market Funds - 1.4%
   Dreyfus Cash Management Plus, 1.89% (a)                    812        812
                                                                        ----
   Total Short Term Investments (cost $812)                              812
                                                                        ----
Total Investments - 100% (cost $61,961)                              $57,772
---------------------------------------                              =======


First Trust/JNL The Dow Target 5 Fund
Common Stocks - 99.8%
---------------------
Diversified Financial Services - 19.5%
   JP Morgan Chase & Co.                                       53     $1,805

Forest Products & Paper - 22.4%
   International Paper Co.                                     48      2,077

Manufacturing - 20.1%
   Eastman Kodak Co.                                           64      1,858

Oil & Gas Producers - 21.6%
   Exxon Mobil Corp.                                           49      1,994


Telecommunications - 16.2%
   SBC Communications Inc.                                     49      1,495
                                                                       -----

   Total Common Stocks (cost $9,865)                                   9,229
                                                                       -----
Short Term Investments - 0.2%
Money Market Funds - 0.2%
   Dreyfus Cash Management Plus, 1.89% (a)                     19         19
                                                                        ----
   Total Short Term Investments (cost $19)                                19
                                                                        ----
Total Investments - 100% (cost $9,884)                               $ 9,248
--------------------------------------                               =======


First Trust/JNL The S&P Target 10 Fund
Common Stocks - 97.9%
---------------------
Banks - 10.4%
   Bank of America Corp.                                       45     $3,147

Chemicals - 19.8%
   Air Products & Chemicals Inc.                               60      3,052
   Praxair Inc.                                                52      2,951
                                                                       -----
                                                                       6,003
Healthcare - 11.5%
   Tenet Healthcare Corp. (b)                                  48      3,465

Insurance - 10.8%
   Progressive Corp.                                           57      3,270

Retail - 45.4%
   Best Buy Co. Inc. (b)                                       57      2,074
   Lowe's Cos. Inc.                                            61      2,758
   Sears Roebuck & Co.                                         59      3,214
   Staples Inc. (b)                                           148      2,916
   TJX Cos. Inc.                                              142      2,785
                                                                       -----
                                                                      13,747
                                                                       -----

   Total Common Stocks (cost $28,061)                                 29,632
                                                                      ------

Short Term Investments - 2.1%
Money Market Funds - 2.1%
   Dreyfus Cash Management Plus, 1.89% (a)                    623        623
                                                                        ----

   Total Short Term Investments (cost $623)                              623
                                                                        ----

Total Investments - 100% (cost $28,684)                              $30,255
---------------------------------------                              =======

NOTES TO SCHEDULE OF INVESTMENTS:
--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is quoted yield as of June 30, 2002.
(b) Non-income producing security

SUMMARY OF INVESTMENTS BY COUNTRY, JUNE 30, 2002:
-------------------------------------------------

                        First Trust/JNL Global
                            Target 15 Fund
                        ----------------------
Hong Kong                       34.7%
United Kingdom                  30.6
United States                   34.7
                        ----------------------
                               100.0%
                        ======================

                     See notes to the financial statements.


JNL VARIABLE FUND LLC (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2002


                                              First Trust/     First Trust/   First Trust/  First Trust/
                                                  JNL             JNL             JNL          JNL
                                             Communications      Energy        Financial  Global Target
ASSETS                                        Sector Fund      Sector Fund    Sector Fund    15 Fund
                                              --------------   ------------   -----------   ----------

Investments in securities, at cost                $ 14,597       $ 8,751       $18,087       $15,811
                                              ==============   ============   ===========   ==========
Investments in securities, at value (a)            $ 6,295       $ 8,898       $18,454       $15,374
Cash                                          --------------   ------------   -----------   ----------
Receivables:                                             -             -             -             -
   Dividends and interest
   Foreign taxes recoverable                             5            17            22            24
   Fund shares sold                                      -             4             -             -
   Investment securities sold                           64            19            16           112
Collateral for securities loaned                       107            30            32             -
                                                         -             -             -           672
TOTAL ASSETS                                  --------------   ------------   -----------   ----------
                                                     6,471         8,968        18,524        16,182
                                              --------------   ------------   -----------   ----------
LIABILITIES
Cash overdraft                                         108            27            31             -
Payables:
   Administrative fees                                   1             1             2             2
   Advisory fees                                         4             6            12             8
   Fund shares redeemed                                  -            56            57            57
   Investment securities purchased                       -             -             -           219
Return of collateral for securities loaned               -             -             -           672
                                              --------------   ------------   -----------   ----------
TOTAL LIABILITIES                                      113            90           102           958
                                              --------------   ------------   -----------   ----------
NET ASSETS                                         $ 6,358       $ 8,878       $18,422       $15,224
                                              ==============   ============   ===========   ==========

NET ASSETS CONSIST OF:
Paid-in capital                                   $ 21,981       $ 9,536       $18,416       $15,019
Undistributed (accumulated) net
   investment income (loss)                            (35)           64           170           520
Accumulated net realized gain (loss)                (7,286)         (869)         (531)          122
Net unrealized appreciation
   (depreciation)                                   (8,302)          147           367          (437)
                                              --------------   ------------   -----------   ----------
                                                   $ 6,358       $ 8,878       $18,422       $15,224
                                              ==============   ============   ===========   ==========
SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                       1,960           770         1,840         1,746
                                              ==============   ============   ===========   ==========
NET ASSET VALUE PER SHARE                           $ 3.24       $ 11.52       $ 10.01        $ 8.72
                                              ==============   ============   ===========   ==========
(a) Including securities on loan of:                $ -          $ -           $ -            $  639




                                                 First Trust/  First Trust/JNL  First Trust   First Trust/
                                                    JNL        Pharmaceutical/     JNL           JNL
                                               Leading Brands    Healthcare     Target 25   Target Small-
ASSETS                                          Sector Fund      Sector Fund       Fund        Cap Fund
                                               --------------   ------------   -----------   ----------

Investments in securities, at cost                  $ 9,497        $ 25,421       $18,333       $24,363
                                               ==============   ============   ===========   ==========
Investments in securities, at value (a)             $ 9,819        $ 21,121       $18,671       $24,153
Cash                                                      -               -             -             -
Receivables:
   Dividends and interest                                10               6            10             7
   Foreign taxes recoverable                              -               -             -             -
   Fund shares sold                                      74              98           134           146
   Investment securities sold                             -               -             -             -
Collateral for securities loaned                          -               -             -             -
                                               --------------   ------------   -----------   ----------
TOTAL ASSETS                                          9,903          21,225        18,815        24,306
                                               --------------   ------------   -----------   ----------

LIABILITIES
Cash overdraft                                            4               8             -             -
Payables:
   Administrative fees                                    1               3             2             3
   Advisory fees                                          6              13             9            12
   Fund shares redeemed                                  10              45            42            78
   Investment securities purchased                        -               -           210           471
Return of collateral for securities loaned                -               -             -             -
                                               --------------   ------------   -----------   ----------
TOTAL LIABILITIES                                        21              69           263           564
                                               --------------   ------------   -----------   ----------
NET ASSETS                                          $ 9,882        $ 21,156       $18,552       $23,742
                                               ==============   ============   ===========   ==========

NET ASSETS CONSIST OF:
Paid-in capital                                     $ 9,981        $ 25,601       $17,983       $22,568
Undistributed (accumulated) net
   investment income (loss)                              73             (80)          301           244
Accumulated net realized gain (loss)                   (494)            (65)          (70)        1,140
Net unrealized appreciation
   (depreciation)                                       322          (4,300)          338          (210)
                                               --------------   ------------   -----------   ----------
                                                    $ 9,882        $ 21,156       $18,552       $23,742
                                               ==============   ============   ===========   ==========
SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                        1,068           2,225         1,965         1,646
                                               ==============   ============   ===========   ==========
NET ASSET VALUE PER SHARE                            $ 9.25          $ 9.51        $ 9.44       $ 14.42
                                               ==============   ============   ===========   ==========
(a) Including securities on loan of:                    $ -             $ -           $ -           $ -





                                              First Trust     First Trust   First Trust   First Trust/
                                                  JNL           JNL The       JNL The       JNL The
                                              Technology       Dow Target    Dow Target    S&P Target
ASSETS                                        Sector Fund       10 Fund        5 Fund       10 Fund
                                             --------------   ------------   -----------   ----------

Investments in securities, at cost               $28,478       $61,961       $ 9,884        $ 28,684
                                             ==============   ============   ===========   ==========
Investments in securities, at value (a)          $16,341       $57,772       $ 9,248        $ 30,255
Cash                                                   -             -             -               1
Receivables:
   Dividends and interest                              -           263            56              25
   Foreign taxes recoverable                           -             -             -               -
   Fund shares sold                                  121           388            90             160
   Investment securities sold                         60           166             -               -
Collateral for securities loaned                       -         1,515         1,896               -
                                             --------------   ------------   -----------   ----------
TOTAL ASSETS                                      16,522        60,104        11,290          30,441
                                             --------------   ------------   -----------   ----------

LIABILITIES
Cash overdraft                                        60             -             -              -
Payables:
   Administrative fees                                 2             7             1              3
   Advisory fees                                      10            30             5             15
   Fund shares redeemed                                7            93             4             73
   Investment securities purchased                     -           980             -            624
Return of collateral for securities loaned             -         1,515         1,896              -
                                             --------------   ------------   -----------   ----------
TOTAL LIABILITIES                                     79         2,625         1,906            715
                                             --------------   ------------   -----------   ----------
NET ASSETS                                       $16,443       $57,479       $ 9,384       $ 29,726
                                             ==============   ============   ===========   ==========

NET ASSETS CONSIST OF:
Paid-in capital                                  $38,936       $59,422       $10,299       $ 30,848
Undistributed (accumulated) net
   investment income (loss)                         (344)        1,630           427             55
Accumulated net realized gain (loss)             (10,012)          616          (706)        (2,748)
Net unrealized appreciation
   (depreciation)                                (12,137)       (4,189)         (636)         1,571
                                             --------------   ------------   -----------   ----------
                                                 $16,443       $57,479       $ 9,384       $ 29,726
                                             ==============   ============   ===========   ==========

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED                     3,597         6,558         1,285          3,028
                                             ==============   ============   ===========   ==========
NET ASSET VALUE PER SHARE                         $ 4.57        $ 8.76        $ 7.30         $ 9.82
                                             ==============   ============   ===========   ==========
(a) Including securities on loan of:                 $ -       $ 1,464       $ 1,833            $ -

                     See notes to the financial statements.

JNL VARIABLE FUND LLC (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
Six Months Ended June 30, 2002


                                            First Trust/ First Trust/ First Trust First Trust/
                                                JNL         JNL           JNL         JNL
                                          Communications   Energy      Financial  Global Target
                                            Sector Fund  Sector Fund  Sector Fund   15 Fund
                                          -------------  -----------  ----------- -----------
INVESTMENT INCOME
   Dividends                                   $ 42         $ 71       $ 129        $ 183
   Interest                                       -            1           1            3
   Foreign taxes withheld                        (1)          (5)          -           (5)
   Securities lending                             -            -           -            2
                                          -------------  -----------  ----------- -----------
TOTAL INVESTMENT INCOME                          41           67         130          183
                                          -------------  -----------  ----------- -----------

EXPENSES
   Administrative fees                            5            5          10            9
   Advisory fees                                 32           32          68           38
                                          -------------  -----------  ----------- -----------
TOTAL EXPENSES                                   37           37          78           47
                                          -------------  -----------  ----------- -----------
NET INVESTMENT INCOME (LOSS)                      4           30          52          136
                                          -------------  -----------  ----------- -----------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                               (2,902)        (493)        (69)         417
   Foreign currency related items                 -            -           -            1
Net change in unrealized appreciation
   (depreciation) on:
   Investments                               (2,014)         758        (227)        (628)
   Foreign currency related items                 -            -           -           (1)
                                          -------------  -----------  ----------- -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                               (4,916)         265        (296)        (211)

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $ (4,912)       $ 295      $ (244)       $ (75)
                                          =============  ===========  =========== ===========






                                           First Trust/   First Trust/JNL First Trust First Trust/
                                                JNL       Pharmaceutical/    JNL          JNL
                                          Leading Brands    Healthcare    Target 25   Target Small-
                                            Sector Fund     Sector Fund      Fund       Cap Fund
                                          ----------------  ------------  -----------  ------------
INVESTMENT INCOME
   Dividends                                       $ 53           $ 66        $ 139        $ 371
   Interest                                           -              1            3            2
   Foreign taxes withheld                             -              -            -            -
   Securities lending                                 -              -            -            -
                                          ----------------  ------------  -----------  ------------
TOTAL INVESTMENT INCOME                              53             67          142          373
                                          ----------------  ------------  -----------  ------------

EXPENSES
   Administrative fees                                5             13            7           11
   Advisory fees                                     35             89           45           66
                                          ----------------  ------------  -----------  ------------
TOTAL EXPENSES                                       40            102           52           77
                                          ----------------  ------------  -----------  ------------
NET INVESTMENT INCOME (LOSS)                         13            (35)          90          296
                                          ----------------  ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                     (189)        (1,307)         256          (38)
   Foreign currency related items                     -              -            -            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                      (56)        (5,364)        (213)        (666)
   Foreign currency related items                     -              -            -            -
                                          ----------------  ------------  -----------  ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                     (245)        (6,671)          43         (704)

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ (232)      $ (6,706)       $ 133       $ (408)
                                          ================= ============  ===========  ============




                                            First Trust/   First Trust/ First Trust/  First Trust/
                                                JNL           JNL The      JNL The      JNL The
                                             Technology     Dow Target    Dow Target   S&P Target
                                             Sector Fund      10 Fund       5 Fund       10 Fund
                                          ----------------  ------------  -----------  ------------
INVESTMENT INCOME
   Dividends                                    $ 13            $ 765         $ 134         $ 118
   Interest                                        1                5             1             2
   Foreign taxes withheld                         (1)               -             -             -
   Securities lending                              -                1             -             -
                                          ----------------  ------------  -----------  ------------
TOTAL INVESTMENT INCOME                           13              771           135           120
                                          ----------------  ------------  -----------  ------------

EXPENSES
   Administrative fees                            11               27             5            14
   Advisory fees                                  74              168            30            89
                                          ----------------  ------------  -----------  ------------
TOTAL EXPENSES                                    85              195            35           103
                                          ----------------  ------------  -----------  ------------
NET INVESTMENT INCOME (LOSS)                     (72)             576           100            17
                                          ----------------  ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                  (738)           1,263           552        (1,205)
   Foreign currency related items                  -                -             -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                (6,527)          (3,890)         (905)        2,085
   Foreign currency related items                  -                -             -             -
                                          ----------------  ------------  -----------  ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                (7,265)          (2,627)         (353)          880
                                          ----------------  ------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $ (7,337)       $  (2,051)       $ (253)        $ 897
                                          ================= ============  ===========  ============

                     See notes to the financial statements.


JNL VARIABLE FUND LLC (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
Six Months Ended June 30, 2002



                                       First Trust/  First Trust/   First Trust/  First Trust/
                                           JNL           JNL            JNL           JNL
                                      Communications    Energy       Financial    Global Target
OPERATIONS                             Sector Fund    Sector Fund   Sector Fund     15 Fund
                                      -------------  -------------  ------------  -------------
Net investment income (loss)                  $ 4          $ 30          $ 52         $ 136
Net realized gain (loss) on:
   Investments                             (2,902)         (493)          (69)          417
   Foreign currency related items               -             -             -             1
Net change in unrealized appreciation
   (depreciation) on:
   Investments                             (2,014)          758          (227)         (628)
   Foreign currency related items               -             -             -            (1)
                                      -------------  -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         (4,912)          295          (244)          (75)
                                      -------------  -------------  ------------  -------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares         2,853         2,996         5,014         8,292
   Cost of shares redeemed                 (2,054)       (1,881)       (2,259)       (1,068)
                                      -------------  -------------  ------------  -------------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                    799         1,115         2,755         7,224
                                      -------------  -------------  ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS      (4,113)        1,410         2,511         7,149

NET ASSETS BEGINNING OF PERIOD             10,471         7,468        15,911         8,075
                                      -------------  -------------  ------------  -------------

NET ASSETS END OF PERIOD                  $ 6,358       $ 8,878       $18,422       $15,224
                                      =============  =============  ============  =============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                 $ (35)         $ 64         $ 170         $ 520
                                      =============  =============  ============  =============

(1)SHARE TRANSACTIONS
Shares sold                                   626           260           483           938
Shares redeemed                              (473)         (162)         (218)         (122)
                                      -------------  -------------  ------------  -------------
Net increase                                  153            98           265           816
                                      =============  =============  ============  =============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                   $ 2,949       $ 3,875       $ 4,882       $10,488
Proceeds from sales of securities           2,170         2,649         2,020         3,233




                                       First Trust/  First Trust/JNL First Trust  First Trust/
                                           JNL       Pharmaceutical/     JNL          JNL
                                      Leading Brands  Healthcare      Target 25    Target Small-
OPERATIONS                             Sector Fund    Sector Fund      Fund         Cap Fund
                                      -------------  -------------  ------------  -------------
Net investment income (loss)                  $ 13        $ (35)        $ 90          $ 296
Net realized gain (loss) on:
   Investments                                (189)      (1,307)         256            (38)
   Foreign currency related items                -            -            -              -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                 (56)      (5,364)        (213)          (666)
   Foreign currency related items                -            -            -              -
                                      -------------  -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            (232)      (6,706)         133           (408)
                                      -------------  -------------  ------------  -------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares          2,995        6,287       11,762         12,030
   Cost of shares redeemed                    (887)      (2,925)      (1,746)        (2,322)
                                      -------------  -------------  ------------  -------------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                   2,108        3,362       10,016          9,708
                                      -------------  -------------  ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS        1,876       (3,344)      10,149          9,300

NET ASSETS BEGINNING OF PERIOD               8,006       24,500        8,403         14,442
                                      -------------  -------------  ------------  -------------

NET ASSETS END OF PERIOD                   $ 9,882     $ 21,156      $18,552        $23,742
                                      =============  =============  ============  =============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                   $ 73        $ (80)       $ 301          $ 244
                                      =============  =============  ============  =============

(1)SHARE TRANSACTIONS
Shares sold                                    309          552        1,221            811
Shares redeemed                                (91)        (260)        (183)          (158)
                                      -------------  -------------  ------------  -------------
Net increase                                   218          292        1,038            653
                                      =============  =============  ============  =============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                    $ 3,133      $ 7,773      $16,811        $23,901
Proceeds from sales of securities            1,127        4,459        6,599         13,955




                                       First Trust/   First Trust/  First Trust/   First Trust/
                                           JNL          JNL The      JNL The        JNL The
                                        Technology     Dow Target    Dow Target    S&P Target
OPERATIONS                             Sector Fund      10 Fund       5 Fund        10 Fund
                                      -------------  -------------  ------------  -------------
Net investment income (loss)                $ (72)         $ 576        $ 100          $ 17
Net realized gain (loss) on:
   Investments                               (738)         1,263          552        (1,205)
   Foreign currency related items               -              -            -             -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                             (6,527)        (3,890)        (905)        2,085
   Foreign currency related items               -              -            -             -
                                      -------------  -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         (7,337)        (2,051)        (253)          897
                                      -------------  -------------  ------------  -------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares         5,899         29,178        3,344        12,379
   Cost of shares redeemed                 (2,163)        (6,530)        (615)       (3,737)
                                      -------------  -------------  ------------  -------------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                  3,736         22,648        2,729         8,642
                                      -------------  -------------  ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS      (3,601)        20,597        2,476         9,539

NET ASSETS BEGINNING OF PERIOD             20,044         36,882        6,908        20,187
                                      -------------  -------------  ------------  -------------

NET ASSETS END OF PERIOD                  $16,443        $57,479      $ 9,384       $29,726
                                      =============  =============  ============  =============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                $ (344)       $ 1,630        $ 427          $ 55
                                      =============  =============  ============  =============

(1)SHARE TRANSACTIONS
Shares sold                                  973           3,126          446         1,262
Shares redeemed                             (359)           (704)         (82)         (379)
                                      -------------  -------------  ------------  -------------
Net increase                                 614           2,422          364           883
                                      =============  =============  ============  =============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                   $ 5,171        $32,752      $ 5,980       $27,542
Proceeds from sales of securities           1,633          9,960        3,089        18,658


                     See notes to the financial statements.

JNL VARIABLE FUND LLC (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
Six Months Ended June 30, 2002


                                          First Trust/  First Trust/ First Trust/   First Trust/
                                              JNL           JNL           JNL           JNL
                                        Communications    Energy       Financial    Global Target
OPERATIONS                               Sector Fund    Sector Fund   Sector Fund      15 Fund
                                        -------------  -------------  ------------  -------------
Net investment income (loss)                  $ (8)          $ 21          $ 79          $ 201
Net realized gain (loss) on investments     (6,588)          (593)         (714)           264
Net change in unrealized appreciation
   (depreciation) on investments              (569)        (1,285)         (752)          (413)
                                        -------------  -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          (7,165)        (1,857)       (1,387)            52
                                        -------------  -------------  ------------  -------------

SHARE TRANSACTIONS(1)
Proceeds from the sale of shares             7,780          7,421        10,604          4,786
Cost of shares redeemed                     (2,647)        (3,322)       (4,584)        (1,800)
                                        -------------  -------------  ------------  -------------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                   5,133          4,099         6,020          2,986
                                        -------------  -------------  ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS       (2,032)         2,242         4,633          3,038

NET ASSETS BEGINNING OF PERIOD              12,503          5,226        11,278          5,037
                                        -------------  -------------  ------------  -------------

NET ASSETS END OF PERIOD                  $ 10,471        $ 7,468       $15,911        $ 8,075
                                        =============  =============  ============  =============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                  $ (39)          $ 34         $ 118          $ 384
                                        =============  =============  ============  =============

(1)SHARE TRANSACTIONS
Shares sold                                  1,042            574         1,033           567
Shares redeemed                               (369)          (252)         (446)         (214)
                                        -------------  -------------  ------------  -------------
Net increase                                   673            322           587           353
                                        =============  =============  ============  =============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                   $ 12,134        $ 8,529       $15,616       $ 5,560
Proceeds from sales of securities            6,882          4,146         8,587         2,548






                                          First Trust/ First Trust/JNL First Trust/ First Trust/
                                             JNL      Pharmaceutical/    JNL          JNL
                                        Leading Brands  Healthcare      Target     Target Small-
OPERATIONS                                Sector Fund   Sector Fund    25 Fund      Cap Fund
                                          -----------    ---------     ---------   ---------
Net investment income (loss)              $     38      $    (51)      $    117     $    (23)
Net realized gain (loss) on investments       (315)          469             54           93
Net change in unrealized appreciation
   (depreciation) on investments                32        (1,593)           468          (28)
                                          --------      --------       --------     --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            (245)       (1,175)           639           42
                                          --------      --------       --------     --------

SHARE TRANSACTIONS(1)
Proceeds from the sale of shares             5,356        13,791          5,518        8,602
Cost of shares redeemed                     (1,406)       (5,578)        (1,323)      (1,931)
                                          --------      --------       --------     --------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                   3,950         8,213          4,195        6,671
                                          --------      --------       --------     --------

NET INCREASE (DECREASE) IN NET ASSETS        3,705         7,038          4,834        6,713

NET ASSETS BEGINNING OF PERIOD               4,301        17,462          3,569        7,729
                                          --------      --------       --------     --------

NET ASSETS END OF PERIOD                  $  8,006      $ 24,500       $  8,403     $ 14,442
                                          ========      ========       ========     ========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)               $     60      $    (45)      $    211     $    (52)
                                          ========      ========       ========     ========

(1)SHARE TRANSACTIONS
Shares sold                                    585         1,099            635          620
Shares redeemed                               (152)         (450)          (158)        (138)
                                          --------      --------       --------     --------
Net increase                                   433           649            477          482
                                          ========      ========       ========     ========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                   $  7,071      $ 18,853      $  6,610     $ 13,719
Proceeds from sales of securities            3,353       10,432          2,450        7,263

                                       First Trust/   First Trust/ First Trust/ First Trust/
                                             JNL        JNL The      JNL The      JNL The
                                         Technology    Dow Target   Dow Target    S&P Target
OPERATIONS                               Sector Fund    10 Fund      5 Fund       10 Fund
                                          ---------    ---------   ----------    ---------


Net investment income (loss)              $   (124)     $    635      $    145      $     77
Net realized gain (loss) on investments    (13,212)          294          (407)       (1,113)
Net change in unrealized appreciation
   (depreciation) on investments             3,511        (1,898)           48        (3,575)
                                          --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          (9,825)         (969)         (214)       (4,611)
                                          --------      --------      --------      --------


SHARE TRANSACTIONS(1)
Proceeds from the sale of shares            13,488       27,747         3,919        11,300
Cost of shares redeemed                     (3,690)     (10,947)       (1,836)       (5,465)
                                          --------     --------      --------      --------
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                   9,798       16,800         2,083         5,835
                                          --------     --------      --------      --------


NET INCREASE (DECREASE) IN NET ASSETS          (27)      15,831         1,869         1,224


NET ASSETS BEGINNING OF PERIOD              20,071       21,051         5,039        18,963
                                          --------     --------      --------      --------


NET ASSETS END OF PERIOD                  $ 20,044     $ 36,882      $  6,908      $ 20,187
                                          ========     ========      ========      ========


UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)               $   (272)    $  1,054      $    327      $     38
                                          ========     ========      ========      ========


(1)SHARE TRANSACTIONS
Shares sold                                  1,818        3,065           509         1,072
Shares redeemed                               (483)      (1,221)         (238  )       (512)
                                          --------     --------      --------      --------
Net increase                                 1,335        1,844           271           560
                                          ========     ========      ========      ========


PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):


Purchases of securities                   $ 21,016     $ 28,475      $  4,932      $ 17,907
Proceeds from sales of securities           10,990       10,433         2,906        12,479


                     See notes to the financial statements.



JNL VARIABLE FUND LLC (Unaudited)
FINANCIAL HIGHLIGHTS

                              Increase (Decrease) from
                  Net Asset    Investment Operations
                    Value         Net       Net Realized Total from   Net Asset
    Period        Beginning    Investment   & Unrealized Investment   Value, End
     Ended        of Period  Income (Loss)  Gains (LossesOperations   of Period
--------------------------------------------------------------------------------
FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND
   06/30/02            $5.79        $ -          $(2.55)      $(2.55)      $3.24
   12/31/01            11.02           0.01       (5.24)       (5.23)       5.79
   12/31/00            15.09          (0.02)      (4.05)       (4.07)      11.02
 12/31/99 (a)          10.00              -        5.09         5.09       15.09
--------------------------------------------------------------------------------
FIRST TRUST/JNL ENERGY SECTOR FUND
   06/30/02            11.11           0.03        0.38         0.41       11.52
   12/31/01            14.91           0.01       (3.81)       (3.80)      11.11
   12/31/00            10.27              -        4.64         4.64       14.91
 12/31/99 (a)          10.00           0.04        0.23         0.27       10.27
--------------------------------------------------------------------------------
FIRST TRUST/JNL FINANCIAL SECTOR FUND
   06/30/02            10.10           0.02       (0.11)       (0.09)      10.01
   12/31/01            11.42           0.04       (1.36)       (1.32)      10.10
   12/31/00             8.97           0.02        2.43         2.45       11.42
 12/31/99 (a)          10.00           0.02       (1.05)       (1.03)       8.97
--------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND
   06/30/02             8.68          (0.12)       0.16         0.04        8.72
   12/31/01             8.74           0.09       (0.15)       (0.06)       8.68
   12/31/00             8.99           0.22       (0.47)       (0.25)       8.74
 12/31/99 (a)          10.00           0.11       (1.12)       (1.01)       8.99
--------------------------------------------------------------------------------
FIRST TRUST/JNL LEADING BRANDS SECTOR FUND
   06/30/02             9.42              -       (0.17)       (0.17)       9.25
   12/31/01            10.31           0.02       (0.91)       (0.89)       9.42
   12/31/00             9.55           0.02        0.74         0.76       10.31
 12/31/99 (a)          10.00           0.03       (0.48)       (0.45)       9.55
--------------------------------------------------------------------------------
FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND
   06/30/02            12.67          (0.01)      (3.15)       (3.16)       9.51
   12/31/01            13.60          (0.03)      (0.90)       (0.93)      12.67
   12/31/00             9.74              -        3.86         3.86       13.60
 12/31/99 (a)          10.00              -       (0.26)       (0.26)       9.74
--------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND
   06/30/02             9.07          (0.07)       0.44         0.37        9.44
   12/31/01             7.94           0.02        1.11         1.13        9.07
   12/31/00             8.30           0.13       (0.49)       (0.36)       7.94
 12/31/99 (a)          10.00           0.08       (1.78)       (1.70)       8.30
--------------------------------------------------------------------------------




                                                                         Ratio of Net
                                 Supplemental Data           Ratio of     Investment
                                   Net Assets,              Expenses to  Income (Loss)
                       Total      End of Period  Portfolio  Average Net    to Average
                     Return (b)   (in thousands) Turnover    Assets (c)  Net Assets (c)
----------------------------------------------------------------------------------------
FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND
   06/30/02          (44.04)%       $6,358        25.2%        0.86%          0.10 %
   12/31/01          (47.46)        10,471        64.1         0.85          (0.08)
   12/31/00          (26.97)        12,503        76.0         0.85          (0.25)
 12/31/99 (a)         50.90          5,049        85.7         0.85          (0.08)
----------------------------------------------------------------------------------------
FIRST TRUST/JNL ENERGY SECTOR FUND
   06/30/02            3.69          8,878        31.3         0.87           0.72
   12/31/01          (25.49)         7,468        67.6         0.85           0.33
   12/31/00           45.18          5,226        54.3         0.85           0.40
 12/31/99 (a)          2.70            762       103.1         0.85           0.47
----------------------------------------------------------------------------------------
FIRST TRUST/JNL FINANCIAL SECTOR FUND
   06/30/02           (0.89)        18,422        11.3         0.87           0.58
   12/31/01          (11.56)        15,911        67.6         0.85           0.63
   12/31/00           27.31         11,278        41.9         0.85           0.53
 12/31/99 (a)        (10.30)         2,496        61.5         0.85           0.73
----------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND
   06/30/02            0.46         15,224        30.3         0.89           2.53
   12/31/01           (0.69)         8,075        45.5         0.90           3.55
   12/31/00           (2.78)         5,037        93.4         0.90           4.32
 12/31/99 (a)        (10.10)         2,034        80.5         0.90           3.44
----------------------------------------------------------------------------------------
FIRST TRUST/JNL LEADING BRANDS SECTOR FUND
   06/30/02           (1.80)         9,882        12.0         0.87           0.27
   12/31/01           (8.63)         8,006        61.7         0.85           0.71
   12/31/00            7.96          4,301        52.9         0.85           0.57
 12/31/99 (a)         (4.50)         1,673        98.2         0.85           0.76
----------------------------------------------------------------------------------------
FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND
   06/30/02          (24.94)        21,156        18.8         0.86          (0.30)
   12/31/01           (6.84)        24,500        52.5         0.85          (0.26)
   12/31/00           39.63         17,462        63.0         0.85           0.04
 12/31/99 (a)         (2.60)         4,046        58.9         0.85           0.15
----------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND
   06/30/02            4.08         18,552        52.1         0.84           1.44
   12/31/01           14.23          8,403        49.0         0.85           2.34
   12/31/00           (4.34)         3,569        85.0         0.85           2.71
 12/31/99 (a)        (17.00)         1,858        66.3         0.85           2.48
----------------------------------------------------------------------------------------
(a)   Commencement of operations July 2, 1999.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                     See notes to the financial statements.





JNL VARIABLE FUND LLC (Unaudited)
FINANCIAL HIGHLIGHTS

                              Increase (Decrease) from
                  Net Asset    Investment Operations
                    Value         Net       Net Realized  Total from  Net Asset
    Period        Beginning    Investment   & Unrealized  Investment  Value, End
     Ended        of Period  Income (Loss) Gains (Losses) Operations   of Period
---------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND
   06/30/02           $14.54          $0.20      $(0.32)      $(0.12)     $14.42
   12/31/01            15.13           0.01       (0.60)       (0.59)      14.54
   12/31/00            12.38          (0.04)       2.79         2.75       15.13
 12/31/99 (a)          10.00          (0.02)       2.40         2.38       12.38
---------------------------------------------------------------------------------
FIRST TRUST/JNL TECHNOLOGY SECTOR FUND
   06/30/02             6.72              -       (2.15)       (2.15)       4.57
   12/31/01            12.18              -       (5.46)       (5.46)       6.72
   12/31/00            15.39          (0.08)      (3.13)       (3.21)      12.18
 12/31/99 (a)          10.00          (0.01)       5.40         5.39       15.39
---------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND
   06/30/02             8.92          (0.01)      (0.15)       (0.16)       8.76
   12/31/01             9.18           0.07       (0.33)       (0.26)       8.92
   12/31/00             8.73           0.13        0.32         0.45        9.18
 12/31/99 (a)          10.00           0.05       (1.32)       (1.27)       8.73
---------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 5 FUND
   06/30/02             7.50          (0.02)      (0.18)       (0.20)       7.30
   12/31/01             7.76           0.08       (0.34)       (0.26)       7.50
   12/31/00             7.79           0.22       (0.25)       (0.03)       7.76
 12/31/99 (a)          10.00           0.06       (2.27)       (2.21)       7.79
---------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND
   06/30/02             9.41              -        0.41         0.41        9.82
   12/31/01            11.97           0.04       (2.60)       (2.56)       9.41
   12/31/00            11.06          (0.03)       0.94         0.91       11.97
 12/31/99 (a)          10.00           0.01        1.05         1.06       11.06
---------------------------------------------------------------------------------


                                                                         Ratio of Net
                                 Supplemental Data           Ratio of     Investment
                                   Net Assets,              Expenses to  Income (Loss)
                       Total      End of Period  Portfolio  Average Net    to Average
                     Return (b)   (in thousands) Turnover    Assets (c)  Net Assets (c)
----------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND
   06/30/02           (0.83)%      $23,742       7 5.1%        0.84%          3.23%
   12/31/01           (3.90)        14,442        78.7         0.85          (0.25)
   12/31/00           22.21          7,729       116.4         0.85          (0.47)
 12/31/99 (a)         23.80          2,100       102.5         0.85          (0.39)
----------------------------------------------------------------------------------------
FIRST TRUST/JNL TECHNOLOGY SECTOR FUND
   06/30/02          (31.99)        16,443         8.4         0.86          (0.74)
   12/31/01          (44.83)        20,044        64.4         0.85          (0.72)
   12/31/00          (20.86)        20,071        81.5         0.85          (0.72)
 12/31/99 (a)         53.90          7,834        55.7         0.85          (0.40)
----------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND
   06/30/02           (1.79)        57,479        21.3         0.84           2.47
   12/31/01           (2.83)        36,882        38.5         0.85           2.34
   12/31/00            5.15         21,051        47.1         0.85           2.62
 12/31/99 (a)        (12.70)         7,786        23.3         0.85           2.53
----------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 5 FUND
   06/30/02           (2.67)         9,384        37.1         0.84           2.39
   12/31/01           (3.35)         6,908        52.8         0.85           2.63
   12/31/00           (0.39)         5,038        42.0         0.85           3.52
 12/31/99 (a)        (22.10)         3,852        40.2         0.85           2.83
----------------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND
   06/30/02            4.36         29,726        75.2         0.84           0.14
   12/31/01          (21.39)        20,187        66.8         0.85           0.41
   12/31/00            8.23         18,964        91.3         0.85          (0.27)
 12/31/99 (a)         10.60          9,192        27.9         0.85           0.16
----------------------------------------------------------------------------------------
(a)   Commencement of operations July 2, 1999.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                     See notes to the financial statements.



--------------------------------------------------------------------------------
                        JNL Variable Fund LLC (Unaudited)
                        Notes to the Financial Statements
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

JNL Variable Fund LLC (the "JNL Variable Fund") is a limited liability company organized under the laws of Delaware, by a Formation and Operating Agreement dated February 11, 1999. The JNL Variable Fund is registered with the Securities and Exchange Commission as a non-diversified fund under the Investment Company Act of 1940. The JNL Variable Fund includes the following twelve (12) separate Funds, each subadvised by First Trust Advisors L.P. ("First Trust"): First Trust/JNL Communications Sector Fund, First Trust/JNL Energy Sector Fund, First Trust/JNL Financial Sector Fund, First Trust/JNL Global Target 15 Fund, First Trust/JNL Leading Brands Sector Fund, First Trust/JNL Pharmaceutical/Healthcare Sector Fund, First Trust/JNL Target 25 Fund, First Trust/JNL Target Small-Cap Fund, First Trust/JNL Technology Sector Fund, First Trust/JNL The Dow Target 10 Fund, First Trust/JNL The Dow Target 5 Fund and First Trust/JNL The S&P Target 10 Fund. The shares of the JNL Variable Fund are sold to a life insurance company separate account to fund the benefits of variable annuity policies.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

SECURITIES LOANED -- The JNL Variable Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- No distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES -- The JNL Variable Fund is a limited liability company with all of its interests owned by a single interest, Jackson National Separate Account-I. Accordingly, the JNL Variable Fund is not considered a separate entity for income tax purposes, and therefore is taxed as part of the operations of Jackson National and is not taxed separately. Under current tax law, interest and dividend income and capital gains of the JNL Variable Fund are not currently taxable when left to accumulate within a variable annuity contract.

--------------------------------------------------------------------------------
                        JNL Variable Fund LLC (Unaudited)
                  Notes to the Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund as follows:

Assets                     Fees
------                     ----
$0 to $500 million         .75%
$500 million to $1 billion .70%
Over $1 billion            .65%

Effective May 17, 2002, the investment advisory fees paid by the First Trust/JNL Global Target 15 Fund, First Trust/JNL Target 25 Fund, First Trust/JNL Target Small-Cap Fund, First Trust/JNL The Dow Target 10 Fund, First Trust/JNL The Dow Target 5 Fund and First Trust/JNL The S&P Target 10 Fund are 0.65% of the average daily net assets.

A portion of this fee is paid to First Trust as compensation for their services.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Fund, except the First Trust/JNL Global Target 15 Fund, pays JNAM an annual Administrative Fee of 0.10% of the average daily net assets of the Fund. The First Trust/JNL Global Target 15 Fund pays JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund. Effective May 17, 2002, the Administrative Fee for each Fund, except the First Trust/JNL Global Target 15 Fund, is 0.15% of the average daily net assets of the Fund. Effective May 17, 2002, the Administrative Fee for the First Trust/JNL Global Target 15 Fund is 0.20% of the average daily net assets of the Fund. In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

        MANAGERS OF THE JNL VARIABLE FUND LLC, JNL VARIABLE FUND III LLC
                           AND JNL VARIABLE FUND V LLC

Managers and officers that are interested persons of the Funds or the Adviser do not receive any compensation from the Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the Fund, received from the Fund the compensation amounts indicated for the services as such.


                                                       Pension or
                                        Aggregate      Retirement           Estimated     Total Compensation
                                       Compensation    Benefits Accrued       Annual      from JNL Variable
                                       from the JNL    As Part of Fund    Benefits Upon   Funds Managers
              Manager                 Variable Fund    Expenses             Retirement


Michael Bouchard                         $10,000            0           0       0               $10,000
Dominic D'Annunzio**                       $5,000           0           0       0               $10,000
Michelle Engler                          $10,000            0           0       0               $10,000
Peter McPherson***                        $5,000            0           0       0               $10,000

**Mr. D'Annunzio was a Manager of the JNL Variable Funds until 2/2002. ***Mr. McPherson became a Manager of the JNL Variable Funds 2/2002.